Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investment [Abstract]
Schedule of investments
($000s)	January 1, 2018	Disposition	Fair value through other comprehensive loss	Loss of associates	Impairment	Additions	Other comprehensive loss	December 31, 2018

Current assets:
Investment in marketable securities	3,435	-	(577)	-	-	-	-	2,858

Non-current assets:
Investment in associate	3,426	-	-	(160)	(1,336)	530	-	2,460

($000s)	January 1, 2017	Dispositions	Gain on disposition	Loss of associates	Impairment	Additions	Other comprehensive loss	December 31, 2017

Current assets:
Investment in marketable securities	2,767	(1,426)	718	-	(680)	2,154	(98)	3,435
Investment in associate	1,894	-	-	(106)	-	1,638	-	3,426